Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets held-for-sale [Abstract]
Schedule of Non-current Assets Held For Sale

			$ million
		Dec 31, 2022			Dec 31, 2021
	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	—	—	—	—	116	116
Property, plant and equipment	—	2,526	2,526	—	896	896
Joint ventures and associates	—	94	94	—	—	—
Investments in securities	—	128	128	—	—	—
Trade and other receivables	44	51	95	349	71	420
Inventories	8	—	8	528	—	528
Assets classified as held for sale	52	2,799	2,851	877	1,083	1,960
Debt	3	1	4	257	199	456
Trade and other payables	256	22	278	235	140	375
Deferred tax	—	—	—	—	41	41
Retirement benefits	—	—	—	—	108	108
Decommissioning and other provisions	134	971	1,105	10	219	229
Income taxes payable	8	—	8	44	—	44
Liabilities directly associated with assets classified as held for sale	401	994	1,395	546	707	1,253